Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Thousands
		Dec. 31, 2025	Dec. 31, 2024
Total
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2]	€ 452,050	€ 501,460
Credit Trading
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2]	166,070	176,500
Core Rates
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2]	159,980	125,390
Emerging markets
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2]	218,900	229,500
Other
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2]	€ (92,890)	€ (29,930)

[1]	[3]All liquidity horizons are set to 12 months
[2]	1Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2025 and December 31, 2024, respectively